Advances to suppliers, net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Advances to suppliers, net
Advances for raw materials purchase	$ 22,697,839	$ 28,400,856
Less: allowance for doubtful accounts	(1,972,881)	(1,912,362)
Total	$ 20,724,958	$ 26,488,494